Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net sales	$ 26,682	$ 28,387	$ 28,543
Cost of sales	(22,782)	(24,760)	(23,693)
Gross profit	3,900	3,627	4,850
Selling expenses	(267)	(249)	(375)
Salaries and related costs	(2,526)	(2,716)	(2,539)
Research and development expenses	(312)	(334)	(580)
Administration and general expenses	(2,492)	(1,959)	(2,011)
Gain from liquidation of subsidiary	1,448
Loss from operations	(249)	(1,631)	(655)
Interest income	7	6	103
Interest expenses	(87)	(56)	(69)
Foreign exchange loss	(703)	(130)	(522)
Gain on disposal of property		155
Gain on disposal of intangible assets		41
Other income	132	184	620
Loss before income taxes	(900)	(1,431)	(523)
Income tax expense	(2)		(9)
Loss from continuing operations	(902)	(1,431)	(532)
Loss from discontinued operations, net of tax		(129)	(126)
Net loss	(902)	(1,560)	(658)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	353	199	(152)
Comprehensive loss	$ (549)	$ (1,361)	$ (810)
Loss per share
Weighted average number of shares outstanding	5,246,903	5,246,903	5,246,903
-Continuing operations	$ (0.17)	$ (0.27)	$ (0.10)
-Discontinued operations		$ (0.02)	$ (0.03)
Total loss per share	$ (0.17)	$ (0.29)	$ (0.13)